COVER LETTER

May 27, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 33 to the Trust’s Registration Statement under the Securities Act and Amendment No. 34 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed for the sole purpose of adding additional disclosure around the use of leverage for the MML Asset Momentum Fund. With the exception of the disclosures contained in (i) the third full paragraph on page 4 of the Prospectus under the heading “MML Asset Momentum Fund – Principal Investment Strategies,” (ii) the paragraph “Leveraging Risk” on page 6 of the Prospectus under the heading “MML Asset Momentum Fund – Principal Risks”, (iii) the paragraph “Sovereign Debt Obligations Risk” on page 7 of the Prospectus under the heading “MML Asset Momentum Fund – Principal Risks,” (iv) the paragraph “Sovereign Debt Obligations Risk” on page 11 of the Prospectus under the heading “MML Dynamic Bond Fund – Principal Risks,” and (v) the paragraph “Sovereign Debt Obligations Risk” on pages 33-34 of the Prospectus under the heading “Additional Information Regarding Principal Risks,” there are no other material disclosures that were not included in Post-Effective Amendment No. 29, which was reviewed by the Staff. We therefore, in accordance with the release issued by the Commission regarding selective review, Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984), hereby request selective review of the Amendment. The anticipated effective date is July 27, 2015. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II